ACCOUNTS RECEIVABLES AND PAYABLES	12 Months Ended
Dec. 31, 2022
ACCOUNTS RECEIVABLES AND PAYABLES
ACCOUNTS RECEIVABLES AND PAYABLES

9 — ACCOUNTS RECEIVABLES AND PAYABLES

Account receivables consisted of the following:

	December 31,	December 31,	December 31,
	2022	2021	2020
Trade receivable	286,563	55,248	28,909
Deposits and guarantees given	88,591	121,317	59,155
Total	375,154	176,565	88,064

9 — ACCOUNTS RECEIVABLES AND PAYABLES (Continued)

Account payables consist of the following:

	December 31,	December 31,	December 31,
	2022	2021	2020
Payables to suppliers	3,226,160	1,239,699	816,968
Payables to customs tax authority(*)	347,624	793,941	—
Total	3,573,784	2,033,640	816,968

(*)See note 21.